Other Reserves - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share Capital, Reserves And Other Equity Interest [Abstract]
Tax related to vested awards	$ 4	$ 45	$ 71